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1933 Act Rule 485(b)(1)(iii)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

April 4, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 485(b)(iii) filing

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment No. 151, Amendment No. 152 to the Registration Statement on Form N-1A (the “Amendment”) of Nationwide Variable Insurance Trust (the “Registrant”).

The Amendment is being filed under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment No. 150, Amendment No. 151 until April 30, 2012.  In our judgment, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
     Christopher J. Zimmerman